Mineral Interests and Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment are summarized as follows (in thousands):

	December 31, 2024	December 31, 2023
Land	$77,351	$74,631
Land improvements	19,939	18,372
Building and leasehold improvements	73,543	38,223
Asset retirement obligation assets	62,301	60,898
Mine development and infrastructure costs	126,266	95,021
Machinery and equipment	1,435,650	1,087,635
Financing lease right of use asset	106,959	105,469
Construction in progress	513,072	425,124
Total	2,415,081	1,905,373
Less: Accumulated depreciation	(865,611)	(725,764)
Property, plant and equipment, net	$1,549,470	$1,179,609